Changes in Capital Accounts, One-for-Ten Reverse Stock Split (Details)	Nov. 02, 2020 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Nov. 01, 2020 shares
Changes in Capital Accounts [Abstract]
Reverse stock split ratio	0.10
Common stock, shares issued (in shares)	5,015,501	5,082,726	5,082,726	50,155,299
Common stock, shares outstanding (in shares)	5,015,501	5,082,726	5,082,726	50,155,299
Fractional shares issued (in shares)	0